Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income	$ 935	$ 1,501
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	336	321
Accretion of purchased loan discount	(159)	(164)
Amortization of purchased loan premium	16	17
Amortization of discounts and premiums on investment securities, net	69	80
Amortization of deferred loan origination costs (fees)	48	39
Accretion of premiums on deposits	(35)	(84)
Net gain on sale of investments	(64)
Net gain on sale of loans	(23)	(51)
Valuation adjustment of REO	171	151
Net gain on real estate owned	(51)	(120)
Deferred gain on sale of real estate owned	(17)	(15)
ESOP compensation expense	213	188
Earnings on bank-owned life insurance	(94)	(93)
Provision for loan losses	242	15
Origination of loans held for sale	(746)	(1,231)
Proceeds from loans held for sale	769	1,382
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	31	15
Prepaid expenses and other assets	356	(313)
Accrued interest payable	(1)	(10)
Accounts payable and other liabilities	5	(88)
Federal income tax (benefit)
Current	19	(171)
Deferred	92	77
Net cash provided by operating activities	2,112	1,446
Cash flows from investing activities:
Purchase of investment securities held to maturity	(6,499)	(11,000)
Purchase of term deposits in other financial institutions	(490)	(3,711)
Investment securities maturities, prepayments and calls:
Held to maturity	9,043	13,264
Available for sale	10	14
Proceeds from sale of investments	72
Loans originated for investment, net of principal collected	(20,785)	5,739
Proceeds from sale of real estate owned	927	888
Additions to real estate owned	(37)	(152)
Additions to premises and equipment, net	(124)	(1,108)
Net cash provided by (used in) investing activities	(17,883)	3,934
Cash flows from financing activities:
Net change in deposits	(5,692)	(11,045)
Payments by borrowers for taxes and insurance, net	77	42
Proceeds from Federal Home Loan Bank advances	47,100	33,200
Repayments on Federal Home Loan Bank advances	(24,531)	(26,624)
Dividends paid on common stock	(1,487)	(1,480)
Net cash provided by (used in) financing activities	15,467	(5,907)
Net decrease in cash and cash equivalents	(304)	(527)
Beginning cash and cash equivalents	13,108	13,635
Ending cash and cash equivalents	12,804	13,108
Supplemental disclosure of cash flow information:
Federal income taxes	400	710
Interest on deposits and borrowings	1,493	1,454
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	841	442
Loans disbursed upon sales of real estate acquired through foreclosure	$ 214	$ 741